Schedule of Investments(a)
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.01%
Aerospace & Defense–4.26%
ATI, Inc.(b)	103,509	$15,056,419
Carpenter Technology Corp.(c)	26,544	10,462,318
Karman Holdings, Inc.(b)(c)	111,571	8,931,259
VSE Corp.(c)	47,536	8,765,638
		43,215,634
Apparel, Accessories & Luxury Goods–1.04%
Kontoor Brands, Inc.(c)	149,547	10,511,659
Asset Management & Custody Banks–0.50%
Galaxy Digital, Inc.(b)	274,658	5,067,440
Automotive Parts & Equipment–1.18%
Patrick Industries, Inc.(c)	107,702	11,962,461
Biotechnology–4.04%
ADMA Biologics, Inc.(b)	554,677	4,997,640
Ascendis Pharma A/S, ADR (Denmark)(b)	56,036	12,817,114
BridgeBio Pharma, Inc.(b)(c)	171,349	12,724,377
Halozyme Therapeutics, Inc.(b)(c)	162,003	10,470,254
		41,009,385
Building Products–0.87%
Griffon Corp.(c)	121,225	8,810,633
Cargo Ground Transportation–2.23%
XPO, Inc.(b)	116,348	22,635,503
Coal & Consumable Fuels–0.78%
NexGen Energy Ltd. (Canada)(b)	682,710	7,921,026
Communications Equipment–2.32%
Viavi Solutions, Inc.(b)(c)	708,423	23,576,318
Construction & Engineering–1.58%
IES Holdings, Inc.(b)(c)	33,694	16,054,180
Consumer Finance–0.91%
Dave, Inc.(b)(c)	53,200	9,261,588
Copper–0.95%
ERO Copper Corp. (Brazil)(b)	361,956	9,653,367
Diversified Metals & Mining–1.10%
MP Materials Corp.(b)	231,803	11,186,813
Diversified Support Services–1.05%
OPENLANE, Inc.(b)	366,100	10,671,815
Electrical Components & Equipment–1.55%
EnerSys	58,761	10,207,961
Nextpower, Inc., Class A(b)	45,851	5,527,338
		15,735,299
Shares		Value
Electronic Components–1.96%
Littelfuse, Inc.(c)	58,738	$19,932,740
Electronic Equipment & Instruments–3.42%
Advanced Energy Industries, Inc.	77,313	24,949,678
Cognex Corp.	199,324	9,764,883
		34,714,561
Electronic Manufacturing Services–3.08%
Fabrinet (Thailand)(b)(c)	20,517	10,700,026
Sanmina Corp.(b)(c)	158,794	20,586,054
		31,286,080
Environmental & Facilities Services–0.47%
Casella Waste Systems, Inc., Class A(b)	60,349	4,788,090
Financial Exchanges & Data–1.86%
Bullish (Cayman Islands)(b)(c)	185,059	6,612,158
Miami International Holdings, Inc.(b)	314,296	12,232,400
		18,844,558
Food Distributors–1.52%
Andersons, Inc. (The)	83,739	6,010,785
Chefs’ Warehouse, Inc. (The)(b)	158,417	9,417,891
		15,428,676
Gold–0.95%
Equinox Gold Corp. (Canada)	321,945	4,655,325
Triple Flag Precious Metals Corp. (Canada)	143,522	4,981,648
		9,636,973
Health Care Facilities–1.14%
Encompass Health Corp.	119,422	11,551,690
Health Care Services–3.86%
BrightSpring Health Services, Inc.(b)	657,660	28,022,892
Guardant Health, Inc.(b)	121,464	11,219,630
		39,242,522
Heavy Electrical Equipment–1.15%
Forgent Power Solutions, Inc.(b)(c)	400,529	11,723,484
Homebuilding–1.81%
Installed Building Products, Inc.	34,167	9,059,380
M/I Homes, Inc.(b)	75,804	9,282,200
		18,341,580
Hotels, Resorts & Cruise Lines–1.67%
Travel + Leisure Co.	245,831	17,009,047
Independent Power Producers & Energy Traders–1.07%
Talen Energy Corp.(b)	34,177	10,910,324
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Industrial Machinery & Supplies & Components–5.58%
Crane Co.(c)	57,851	$9,892,521
Gates Industrial Corp. PLC(b)	419,684	9,489,055
Helios Technologies, Inc.	72,412	4,685,781
ITT, Inc.	119,046	22,681,834
SPX Technologies, Inc.(b)(c)	49,713	9,939,617
		56,688,808
Industrial REITs–0.93%
STAG Industrial, Inc.	261,345	9,424,101
Investment Banking & Brokerage–2.44%
Piper Sandler Cos.(c)	187,028	14,316,993
Stifel Financial Corp.	142,050	10,500,336
		24,817,329
Leisure Products–1.29%
Acushnet Holdings Corp.	140,240	13,109,635
Life Sciences Tools & Services–2.19%
ICON PLC(b)	62,070	6,868,666
Repligen Corp.(b)(c)	72,182	8,504,483
Stevanato Group S.p.A. (Italy)	498,436	6,853,495
		22,226,644
Oil & Gas Equipment & Services–1.56%
Kodiak Gas Services, Inc.(c)	271,314	15,823,033
Oil & Gas Exploration & Production–2.95%
Chord Energy Corp.(c)	56,386	8,016,961
Matador Resources Co.	127,145	8,033,021
Range Resources Corp.	307,131	13,876,179
		29,926,161
Oil & Gas Refining & Marketing–1.01%
Par Pacific Holdings, Inc.(b)	122,775	7,690,626
Sunococorp LLC	40,899	2,521,423
		10,212,049
Oil & Gas Storage & Transportation–1.24%
DT Midstream, Inc.	93,327	12,568,347
Pharmaceuticals–1.64%
Axsome Therapeutics, Inc.(b)	59,349	10,031,168
Prestige Consumer Healthcare, Inc.(b)(c)	112,015	6,639,129
		16,670,297
Property & Casualty Insurance–0.96%
Skyward Specialty Insurance Group, Inc.(b)(c)	222,871	9,735,005
Real Estate Services–0.96%
Newmark Group, Inc., Class A	650,449	9,750,231
Regional Banks–9.74%
Ameris Bancorp	212,727	16,590,579
Associated Banc-Corp	392,486	10,149,688
Bancorp, Inc. (The)(b)	189,333	10,172,862
Shares		Value
Regional Banks–(continued)
Nicolet Bankshares, Inc.	89,485	$13,299,261
SouthState Bank Corp.	167,403	15,488,125
Western Alliance Bancorporation	216,229	15,319,825
Wintrust Financial Corp.	128,410	17,841,285
		98,861,625
Restaurants–1.08%
Cheesecake Factory, Inc. (The)	199,993	10,949,617
Semiconductor Materials & Equipment–4.28%
Entegris, Inc.(c)	142,453	16,701,190
MKS, Inc.	116,235	26,711,965
		43,413,155
Semiconductors–4.77%
Allegro MicroSystems, Inc.(b)(c)	292,224	9,213,823
MACOM Technology Solutions Holdings, Inc.(b)	135,555	30,102,699
Rambus, Inc.(b)	105,834	9,104,899
		48,421,421
Specialized Consumer Services–1.10%
Frontdoor, Inc.(b)(c)	211,570	11,183,590
Specialty Chemicals–1.73%
Perimeter Solutions, Inc.(b)	399,853	9,764,410
Quaker Chemical Corp.(c)	63,165	7,846,988
		17,611,398
Trading Companies & Distributors–3.24%
Applied Industrial Technologies, Inc.	68,998	18,306,549
WESCO International, Inc.	53,296	14,582,852
		32,889,401
Total Common Stocks & Other Equity Interests (Cost $766,722,250)		984,965,293
Money Market Funds–3.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	10,752,264	10,752,264
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	19,968,552	19,968,552
Total Money Market Funds (Cost $30,720,816)		30,720,816
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $797,443,066)		1,015,686,109
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–12.79%
Invesco Private Government Fund, 3.63%(d)(e)(f)	34,076,709	34,076,709
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.80%(d)(e)(f)	95,727,474	$95,737,047
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $129,819,411)		129,813,756
TOTAL INVESTMENTS IN SECURITIES–112.83% (Cost $927,262,477)		1,145,499,865
OTHER ASSETS LESS LIABILITIES—(12.83)%		(130,237,628)
NET ASSETS–100.00%		$1,015,262,237
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,862,513	$30,562,747	$(29,672,996)	$-	$-	$10,752,264	$48,202
Invesco Treasury Portfolio, Institutional Class	18,316,600	56,759,387	(55,107,435)	-	-	19,968,552	88,829
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,897,806	131,486,229	(124,307,326)	-	-	34,076,709	319,551*
Invesco Private Prime Fund	92,032,432	244,719,116	(240,999,739)	(5,655)	(9,107)	95,737,047	882,035*
Total	$147,109,351	$463,527,479	$(450,087,496)	$(5,655)	$(9,107)	$160,534,572	$1,338,617

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$984,965,293	$—	$—	$984,965,293
Money Market Funds	30,720,816	129,813,756	—	160,534,572
Total Investments	$1,015,686,109	$129,813,756	$—	$1,145,499,865
Invesco Small Cap Equity Fund